Leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Reconciliation of Undiscounted Operating Lease Cash Flows to Operating Lease Liability Payments

The following table reconciles the Company’s undiscounted operating lease cash flows to its operating lease liability (in thousands):

As of September 30,
2020
Remaining 2020	$—
2021	234
2022	261
2023	269
2024	277
2025 and thereafter	779
Total undiscounted lease payments	1,820
Present value adjustment for minimum lease commitments	(457)
Tenant improvement allowance receivable	(391)
Net lease liability	$972